INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 9,295
Balance at end of period	9,082	$ 9,295
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	10,693	5,087
Additions	217	439
Dispositions	(335)	(1)
Acquisitions through business combinations	0	5,217
Assets reclassified as held for sale	0	(159)
Foreign currency translation	257	110
Balance at end of period	10,832	10,693
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(1,398)	(861)
Dispositions	78	2
Assets reclassified as held for sale	0	29
Foreign currency translation	(46)	(7)
Amortization and impairment expense	(384)	(561)
Balance at end of period	$ (1,750)	$ (1,398)